[Version A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                             GROUP STRATEGIC EDGE(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                              THE BIG EDGE PLUS(R)

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000
            The information contained in this supplement updates and
                            revises your prospectus.


================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                             ---------------------------------------
  MANAGED BY FRED ALGER MANAGEMENT, INC.                               MANAGED BY FIDELITY MANAGEMENT AND RESEARCH COMPANY
  [DIAMOND] Alger American Leveraged AllCap Portfolio                  [DIAMOND] VIP Contrafund(R) Portfolio
                                                                       [DIAMOND] VIP Growth Opportunities Portfolio
                                                                       [DIAMOND] VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                OTHER EXPENSES     TOTAL EXPENSES    TOTAL EXPENSES
SERIES                                              MANAGEMENT    RULE 12b-1       BEFORE            BEFORE             AFTER
                                                       FEES          FEES       REIMBURSEMENT     REIMBURSEMENT     REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              .85%          N/A             .08%(7)           .93%               .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                         .58%          .10%            .10%              .78%               .75%(10)
VIP Growth Opportunities Portfolio(9)                  .58%          .10%            .11%              .79%               .78%(10)
VIP Growth Portfolio(9)                                .58%          .10%            .09%              .77%               .75%(10)

7  Included in "Other Expenses" is 0.01% of interest expense.
8 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
9 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
10 A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.

TF 597                                                              Page 1 of 4

ADDITIONAL INFORMATION FOR "SUMMARY OF EXPENSES," CONTINUED:

It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES (APPLICABLE TO ALL CONTRACTS EXCEPT NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997)

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Alger American Leveraged AllCap Portfolio....................      $79            $112            N/A            N/A
VIP Contrafund(R) Portfolio...................................      78             107            N/A            N/A
VIP Growth Opportunity Portfolio.............................       78             107            N/A            N/A
VIP Growth Portfolio.........................................       78             108            N/A            N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Alger American Leveraged AllCap Portfolio....................      $79            $112            N/A            N/A
VIP Contrafund(R) Portfolio...................................      78             107            N/A            N/A
VIP Growth Opportunity Portfolio.............................       78             107            N/A            N/A
VIP Growth Portfolio.........................................       78             108            N/A            N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Alger American Leveraged AllCap Portfolio....................      $24             $73            N/A           N/A
VIP Contrafund(R) Portfolio...................................      22              68            N/A           N/A
VIP Growth Opportunity Portfolio.............................       22              68            N/A           N/A
VIP Growth Portfolio.........................................       22              69            N/A           N/A

EXAMPLES--THE INFORMATION INCLUDED IN THESE EXAMPLES APPLIES TO NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Alger American Leveraged AllCap Portfolio....................      $87            $120            N/A           N/A
VIP Contrafund(R) Portfolio..................................       86             115            N/A           N/A
VIP Growth Opportunity Portfolio.............................       86             115            N/A           N/A
VIP Growth Portfolio.........................................       86             115            N/A           N/A

If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Alger American Leveraged AllCap Portfolio....................      $87            $120            N/A           N/A
VIP Contrafund(R) Portfolio..................................       86             115            N/A           N/A
VIP Growth Opportunity Portfolio.............................       86             115            N/A           N/A
VIP Growth Portfolio.........................................       86             115            N/A           N/A

TF 597                                                              Page 2 of 4

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------

                                                                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                                  ------        -------        -------        --------
Alger American Leveraged AllCap Portfolio....................      $24            $75            N/A            N/A
VIP Contrafund(R) Portfolio..................................       23             70            N/A            N/A
VIP Growth Opportunity Portfolio.............................       23             70            N/A            N/A
VIP Growth Portfolio.........................................       23             70            N/A            N/A

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
[BULLET] Normally investing primarily in common stocks.
[BULLET] Investing in securities of companies whose value it believes is not fully recognized by the public.
[BULLET] Investing in domestic and foreign issuers.
[BULLET] Investing in either "growth" stocks or "value" stocks or both. [BULLET] Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
[BULLET] Normally investing primarily in common stocks.
[BULLET] Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
[BULLET] Investing in domestic and foreign issuers.
[BULLET] Investing in either "growth" stocks or "value" stocks or both.
[BULLET] Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
[BULLET] Normally investing primarily in common stocks.
[BULLET] Investing in companies that it believes have above-average growth potential.
[BULLET] Investing in securities of domestic and foreign issuers.
[BULLET] Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

TF 597                                                              Page 3 of 4

================================================================================


IN THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS, ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED AS FOLLOWS:

[DIAMOND] Fred Alger Management, Inc.                               [DIAMOND] Templeton Investment Counsel, Inc.
          [BULLET] Alger American Leveraged AllCap Portfolio                  [BULLET] Templeton Asset Strategy Fund
                                                                              [BULLET] Templeton International Securities Fund

[DIAMOND] Fidelity Management & Research Company
          [BULLET] VIP Contrafund(R) Portfolio
          [BULLET] VIP Growth Opportunities Portfolio
          [BULLET] VIP Growth Portfolio

ALSO IN THE "INVESTMENT ADVISORS" SECTION, THE FOLLOWING ADVISOR IS REVISED AS
FOLLOWS:

[DIAMOND] Templeton Global Advisors, Limited
          [BULLET] Templeton Growth Securities Fund

================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF 597                                                               Page 4 of 4

                                                                     [Version C]

                  PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT




                            THE PHOENIX EDGE(R) - VA
                                  FOR NEW YORK

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates and revises your prospectus.



================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE HEREBY ADDED TO THE FIRST PAGE OF YOUR
PROSPECTUS:


THE ALGER AMERICAN FUND                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                   ---------------------------------------
MANAGED BY FRED ALGER MANAGEMENT, INC.                    MANAGED BY FIDELITY MANAGEMENT AND RESEARCH COMPANY
[Diamond] Alger American Leveraged AllCap Portfolio       [Diamond] VIP Contrafund(R) Portfolio
                                                          [Diamond] VIP Growth Opportunities Portfolio
                                                          [Diamond] VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.


================================================================================
THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER EXPENSES  TOTAL EXPENSES   TOTAL EXPENSES
SERIES                                              MANAGEMENT   RULE 12b-1      BEFORE          BEFORE           AFTER
                                                       FEES         FEES      REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               .85%         N/A           .08%(7)         .93%            .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                            .58%        .10%           .10%            .78%            .75%(10)
VIP Growth Opportunities Portfolio(9)                     .58%        .10%           .11%            .79%            .78%(10)
VIP Growth Portfolio(9)                                   .58%        .10%           .09%            .77%            .75%(10)

(7) Included in "Other Expenses" is 0.01% of interest expense.
(8) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
(9) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
(10)A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.
TF 599                                                              Page 1 of 3

ADDITIONAL INFORMATION FOR "SUMMARY OF EXPENSES," CONTINUED:

 It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
OPTION 1 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $83              $116             N/A             N/A
VIP Contrafund(R) Portfolio..............................      82               112             N/A             N/A
VIP Growth Opportunity Portfolio.......................        82               112             N/A             N/A
VIP Growth Portfolio...................................        81               111             N/A             N/A

-------------------------------------------------------------------------------------------------------------------------
OPTION 2 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $87              $127             N/A             N/A
VIP Contrafund(R) Portfolio..............................      85               122             N/A             N/A
VIP Growth Opportunity Portfolio.......................        85               123             N/A             N/A
VIP Growth Portfolio...................................        85               122             N/A             N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
OPTION 1 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $83              $116             N/A             N/A
VIP Contrafund(R) Portfolio..............................      82               112             N/A             N/A
VIP Growth Opportunity Portfolio.......................        82               112             N/A             N/A
VIP Growth Portfolio...................................        81               111             N/A             N/A

-------------------------------------------------------------------------------------------------------------------------
OPTION 2 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $87              $127             N/A             N/A
VIP Contrafund(R) Portfolio..............................      85               122             N/A             N/A
VIP Growth Opportunity Portfolio.......................        85               123             N/A             N/A
VIP Growth Portfolio...................................        85               122             N/A             N/A


If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


-------------------------------------------------------------------------------------------------------------------------
OPTION 1 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $20               $62             N/A             N/A
VIP Contrafund(R) Portfolio..............................      19                58             N/A             N/A
VIP Growth Opportunity Portfolio.......................        19                58             N/A             N/A
VIP Growth Portfolio...................................        18                57             N/A             N/A

-------------------------------------------------------------------------------------------------------------------------
OPTION 2 CONTRACTS                                           1 YEAR          3 YEARS          5 YEARS        10 YEARS
                                                             ------          -------          -------        --------
Alger American Leveraged AllCap Portfolio..............       $24              $73              N/A             N/A
VIP Contrafund(R) Portfolio..............................      22               68              N/A             N/A
VIP Growth Opportunity Portfolio.......................        22               69              N/A             N/A
VIP Growth Portfolio...................................        22               68              N/A             N/A


================================================================================
TF 599                                                              Page 2 of 3

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:


THE ALGER AMERICAN FUND
 A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
o Normally investing primarily in common stocks.
o Investing in securities of companies whose value it believes is not fully recognized by the public.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
o Normally investing primarily in common stocks.
o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
o Normally investing primarily in common stocks.
o Investing in companies that it believes have above-average growth potential.
o Investing in securities of domestic and foreign issuers.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:


[Diamond] Fred Alger Management, Inc.                  [Diamond] Fidelity Management & Research Company
          o Alger American Leveraged AllCap Portfolio            o VIP Contrafund(R) Portfolio
                                                                 o VIP Growth Opportunities Portfolio
                                                                 o VIP Growth Portfolio



================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
TF 599                                                              Page 3 of 3